Variable Interest Entities - Schedule of VIE Amounts in Consolidated Balance Sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity
Current assets	$ 4,638	$ 2,624
Property, plant and equipment	11,686	11,323
Long-term investments and other assets	273	227
Current liabilities	(3,407)	(2,657)
Asset retirement obligations	(458)	(436)
VIE
Variable Interest Entity
Current assets	12	6
Property, plant and equipment	353	357
Long-term investments and other assets	45	47
Current liabilities	(16)	(8)
Asset retirement obligations	(4)	(3)
Net assets	$ 390	$ 399